PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)

Common Stocks – 25.4% of Net Assets
	Aerospace & Defense – 0.6%
33	AAR Corp.(a)	$1,742
10	Axon Enterprise, Inc.(a)	2,107
90	Boeing Co.(a)	18,610
7	L3Harris Technologies, Inc.	1,366
6	Lockheed Martin Corp.	2,787
14	Moog, Inc., Class A	1,261
23	Raytheon Technologies Corp.	2,298

		30,171

	Air Freight & Logistics – 0.2%
55	Expeditors International of Washington, Inc.	6,261
4	FedEx Corp.	911
36	GXO Logistics, Inc.(a)	1,913
14	United Parcel Service, Inc., Class B	2,517

		11,602

	Automobile Components – 0.3%
6	Aptiv PLC(a)	617
129	BorgWarner, Inc.	6,209
97	Dana, Inc.	1,435
59	Magna International, Inc.	3,077
37	Mobileye Global, Inc., Class A(a)	1,393
13	Visteon Corp.(a)	1,825

		14,556

	Automobiles – 0.4%
248	General Motors Co.	8,194
76	Tesla, Inc.(a)	12,488
14	Thor Industries, Inc.	1,106

		21,788

	Banks – 1.2%
55	Ameris Bancorp	1,843
306	Bank of America Corp.	8,960
169	Citigroup, Inc.	7,955
23	Citizens Financial Group, Inc.	712
41	East West Bancorp, Inc.	2,119
103	First Financial Bancorp	2,132
278	FNB Corp.	3,191
207	Fulton Financial Corp.	2,470
47	Huntington Bancshares, Inc.	526
56	International Bancshares Corp.	2,390
50	JPMorgan Chase & Co.	6,912
40	KeyCorp	450
21	PNC Financial Services Group, Inc.	2,735
26	Regions Financial Corp.	475
205	Truist Financial Corp.	6,679
87	Trustmark Corp.	2,078

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
30	U.S. Bancorp	$1,028
54	Webster Financial Corp.	2,014
214	Wells Fargo & Co.	8,507

		63,176

	Beverages – 0.4%
11	Boston Beer Co., Inc., Class A(a)	3,493
36	Coca-Cola Co.	2,309
30	Keurig Dr Pepper, Inc.	981
267	Monster Beverage Corp.(a)	14,952
8	PepsiCo, Inc.	1,527

		23,262

	Biotechnology – 0.6%
12	AbbVie, Inc.	1,813
47	Alnylam Pharmaceuticals, Inc.(a)	9,362
4	Amgen, Inc.	959
3	Biogen, Inc.(a)	913
7	BioMarin Pharmaceutical, Inc.(a)	672
53	CRISPR Therapeutics AG(a)	2,594
16	Gilead Sciences, Inc.	1,315
28	Halozyme Therapeutics, Inc.(a)	900
12	Incyte Corp.(a)	893
16	Neurocrine Biosciences, Inc.(a)	1,617
12	Regeneron Pharmaceuticals, Inc.(a)	9,622
5	United Therapeutics Corp.(a)	1,151
2	Vertex Pharmaceuticals, Inc.(a)	681

		32,492

	Broadline Retail – 1.0%
43	Alibaba Group Holding Ltd., ADR(a)	3,641
375	Amazon.com, Inc.(a)	39,544
123	eBay, Inc.	5,711
59	Macy’s, Inc.	964

		49,860

	Building Products – 0.4%
18	Builders FirstSource, Inc.(a)	1,706
10	Carlisle Cos., Inc.	2,159
15	Carrier Global Corp.	627
75	Fortune Brands Innovations, Inc.	4,852
8	Lennox International, Inc.	2,255
104	Masco Corp.	5,565
102	MasterBrand, Inc.(a)	823
21	Owens Corning	2,243
18	Trex Co., Inc.(a)	984

		21,214

	Capital Markets – 1.5%
143	Bank of New York Mellon Corp.	6,090
2	BlackRock, Inc.	1,342

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
7	Cboe Global Markets, Inc.	$978
126	Charles Schwab Corp.	6,582
12	CME Group, Inc.	2,229
13	FactSet Research Systems, Inc.	5,352
22	Goldman Sachs Group, Inc.	7,556
80	Intercontinental Exchange, Inc.	8,714
40	Janus Henderson Group PLC	1,038
183	KKR & Co., Inc.	9,712
13	Moody’s Corp.	4,070
16	Morgan Stanley	1,439
11	MSCI, Inc.	5,307
5	Northern Trust Corp.	391
8	S&P Global, Inc.	2,901
81	SEI Investments Co.	4,772
95	State Street Corp.	6,865
5	T. Rowe Price Group, Inc.	562
9	Virtus Investment Partners, Inc.	1,640

		77,540

	Chemicals – 0.3%
3	Air Products & Chemicals, Inc.	883
9	DuPont de Nemours, Inc.	628
5	Ecolab, Inc.	839
25	HB Fuller Co.	1,654
18	Innospec, Inc.	1,829
10	Linde PLC	3,695
32	Livent Corp.(a)	699
22	Minerals Technologies, Inc.	1,304
3	Sherwin-Williams Co.	713
11	Stepan Co.	1,014

		13,258

	Commercial Services & Supplies – 0.0%
14	MSA Safety, Inc.	1,817
4	Waste Management, Inc.	664

		2,481

	Communications Equipment – 0.1%
32	Ciena Corp.(a)	1,473
11	F5, Inc.(a)	1,478
15	Lumentum Holdings, Inc.(a)	724

		3,675

	Construction & Engineering – 0.1%
45	AECOM	3,737

	Construction Materials – 0.1%
5	Martin Marietta Materials, Inc.	1,816
13	Vulcan Materials Co.	2,277

		4,093

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.5%
272	Ally Financial, Inc.	$7,175
43	American Express Co.	6,938
94	Capital One Financial Corp.	9,146
18	Synchrony Financial	531

		23,790

	Consumer Staples Distribution & Retail – 0.3%
25	BJ’s Wholesale Club Holdings, Inc.(a)	1,910
5	Costco Wholesale Corp.	2,516
94	Kroger Co.	4,571
42	Sprouts Farmers Market, Inc.(a)	1,456
12	Target Corp.	1,893
16	Walgreens Boots Alliance, Inc.	564
26	Walmart, Inc.	3,925

		16,835

	Containers & Packaging – 0.1%
6	Ball Corp.	319
41	Sonoco Products Co.	2,486

		2,805

	Distributors – 0.0%
6	Genuine Parts Co.	1,010

	Diversified Consumer Services – 0.1%
15	Grand Canyon Education, Inc.(a)	1,780
31	Service Corp. International	2,176

		3,956

	Diversified REITs – 0.0%
97	American Assets Trust, Inc.	1,765

	Diversified Telecommunication Services – 0.2%
200	AT&T, Inc.	3,534
71	Frontier Communications Parent, Inc.(a)	1,600
33	Iridium Communications, Inc.	2,095
127	Verizon Communications, Inc.	4,931

		12,160

	Electric Utilities – 0.2%
32	American Electric Power Co., Inc.	2,957
39	Eversource Energy	3,027
21	Exelon Corp.	891
26	FirstEnergy Corp.	1,035
17	IDACORP, Inc.	1,889

		9,799

	Electrical Equipment – 0.2%
16	Eaton Corp. PLC	2,674
21	Emerson Electric Co.	1,748
11	Hubbell, Inc.	2,963
14	Regal Rexnord Corp.	1,822
5	Rockwell Automation, Inc.	1,417

		10,624

Shares	Description	Value (†)

Common Stocks – continued
	Electronic Equipment, Instruments & Components – 0.3%
24	Advanced Energy Industries, Inc.	$2,076
11	Amphenol Corp., Class A	830
52	Avnet, Inc.	2,145
30	Cognex Corp.	1,431
9	Corning, Inc.	299
6	Keysight Technologies, Inc.(a)	868
127	Knowles Corp.(a)	2,144
7	Littelfuse, Inc.	1,696
39	TE Connectivity Ltd.	4,772
3	Teledyne Technologies, Inc.(a)	1,243
2	Zebra Technologies Corp., Class A(a)	576

		18,080

	Energy Equipment & Services – 0.1%
25	Baker Hughes Co.	731
55	ChampionX Corp.	1,489
112	NOV, Inc.	1,876
17	Schlumberger NV	839

		4,935

	Entertainment – 0.9%
36	Activision Blizzard, Inc.(a)	2,798
10	Electronic Arts, Inc.	1,273
51	Netflix, Inc.(a)	16,826
42	Take-Two Interactive Software, Inc.(a)	5,220
161	Walt Disney Co.(a)	16,502
431	Warner Bros. Discovery, Inc.(a)	5,866

		48,485

	Financial Services – 0.9%
60	Block, Inc.(a)	3,648
60	Fiserv, Inc.(a)	7,327
5	FleetCor Technologies, Inc.(a)	1,070
31	Global Payments, Inc.	3,494
4	Jack Henry & Associates, Inc.	653
5	Mastercard, Inc., Class A	1,900
191	MGIC Investment Corp.	2,840
81	PayPal Holdings, Inc.(a)	6,156
75	Visa, Inc., Class A	17,455
48	Voya Financial, Inc.	3,671
9	WEX, Inc.(a)	1,596

		49,810

	Food Products – 0.4%
21	Campbell Soup Co.	1,140
34	Conagra Brands, Inc.	1,291
25	Darling Ingredients, Inc.(a)	1,489

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
17	General Mills, Inc.	$1,507
6	Hershey Co.	1,638
34	Hormel Foods Corp.	1,375
18	Ingredion, Inc.	1,911
7	J.M. Smucker Co.	1,081
24	Kellogg Co.	1,674
22	Kraft Heinz Co.	864
16	McCormick & Co., Inc.	1,406
47	Mondelez International, Inc., Class A	3,606

		18,982

	Gas Utilities – 0.1%
49	New Jersey Resources Corp.	2,530
20	ONE Gas, Inc.	1,539

		4,069

	Ground Transportation – 0.2%
59	CSX Corp.	1,808
4	J.B. Hunt Transport Services, Inc.	701
9	Norfolk Southern Corp.	1,827
12	Ryder System, Inc.	950
7	Saia, Inc.(a)	2,084
98	Uber Technologies, Inc.(a)	3,043
7	Union Pacific Corp.	1,370

		11,783

	Health Care Equipment & Supplies – 0.5%
19	Abbott Laboratories	2,099
2	Align Technology, Inc.(a)	651
26	Baxter International, Inc.	1,240
7	Becton Dickinson & Co.	1,850
2	Cooper Cos., Inc.	763
11	Edwards Lifesciences Corp.(a)	968
5	GE HealthCare Technologies, Inc.(a)	407
18	Globus Medical, Inc., Class A(a)	1,046
14	Haemonetics Corp.(a)	1,172
15	Intuitive Surgical, Inc.(a)	4,518
30	LeMaitre Vascular, Inc.	1,620
29	Medtronic PLC	2,637
7	Penumbra, Inc.(a)	1,989
6	Shockwave Medical, Inc.(a)	1,741
4	Stryker Corp.	1,199
1	Teleflex, Inc.	272

		24,172

	Health Care Providers & Services – 0.5%
26	Acadia Healthcare Co., Inc.(a)	1,880
8	Centene Corp.(a)	551
4	Chemed Corp.	2,205
9	Cigna Group	2,280
27	CVS Health Corp.	1,979

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
3	Elevance Health, Inc.	$1,406
17	Encompass Health Corp.	1,091
19	HCA Healthcare, Inc.	5,459
13	Henry Schein, Inc.(a)	1,051
1	Humana, Inc.	530
4	Laboratory Corp. of America Holdings	907
48	Select Medical Holdings Corp.	1,464
23	Tenet Healthcare Corp.(a)	1,686
6	UnitedHealth Group, Inc.	2,953

		25,442

	Health Care REITs – 0.0%
116	Physicians Realty Trust	1,673
10	Ventas, Inc.	480

		2,153

	Health Care Technology – 0.2%
188	Doximity, Inc., Class A(a)	6,909
30	Veeva Systems, Inc., Class A(a)	5,372

		12,281

	Hotel & Resort REITs – 0.0%
27	Host Hotels & Resorts, Inc.	437

	Hotels, Restaurants & Leisure – 0.9%
5	Booking Holdings, Inc.(a)	13,432
1	Chipotle Mexican Grill, Inc.(a)	2,068
21	Hilton Worldwide Holdings, Inc.	3,024
19	Marriott Vacations Worldwide Corp.	2,557
14	McDonald’s Corp.	4,140
30	Norwegian Cruise Line Holdings Ltd.(a)	400
86	Starbucks Corp.	9,829
40	Travel & Leisure Co.	1,531
7	Wingstop, Inc.	1,401
88	Yum China Holdings, Inc.	5,384
36	Yum! Brands, Inc.	5,061

		48,827

	Household Durables – 0.3%
8	DR Horton, Inc.	878
52	KB Home	2,279
21	Meritage Homes Corp.	2,689
106	PulteGroup, Inc.	7,118
53	Taylor Morrison Home Corp.(a)	2,284

		15,248

	Household Products – 0.2%
21	Church & Dwight Co., Inc.	2,040
14	Colgate-Palmolive Co.	1,117
63	Energizer Holdings, Inc.	2,106
44	Procter & Gamble Co.	6,881

		12,144

Shares	Description	Value (†)

Common Stocks – continued
	Independent Power & Renewable Electricity Producers – 0.0%
90	AES Corp.	$2,129

	Industrial Conglomerates – 0.2%
24	3M Co.	2,549
24	General Electric Co.	2,375
20	Honeywell International, Inc.	3,997

		8,921

	Industrial REITs – 0.0%
13	Prologis, Inc.	1,628

	Insurance – 0.6%
5	Allstate Corp.	579
102	American International Group, Inc.	5,410
6	Assurant, Inc.	739
9	Chubb Ltd.	1,814
30	First American Financial Corp.	1,728
18	Hanover Insurance Group, Inc.	2,152
18	Hartford Financial Services Group, Inc.	1,278
9	Marsh & McLennan Cos., Inc.	1,622
13	Prudential Financial, Inc.	1,131
38	Reinsurance Group of America, Inc.	5,408
25	Selective Insurance Group, Inc.	2,408
14	Travelers Cos., Inc.	2,536
31	Willis Towers Watson PLC	7,180

		33,985

	Interactive Media & Services – 1.4%
147	Alphabet, Inc., Class A(a)	15,779
212	Alphabet, Inc., Class C(a)	22,943
121	Meta Platforms, Inc., Class A(a)	29,079
183	Pinterest, Inc., Class A(a)	4,209
48	Yelp, Inc.(a)	1,436

		73,446

	IT Services – 0.2%
11	Accenture PLC, Class A	3,083
27	Cognizant Technology Solutions Corp., Class A	1,612
8	International Business Machines Corp.	1,011
86	Shopify, Inc., Class A(a)	4,167
2	VeriSign, Inc.(a)	444

		10,317

	Leisure Products – 0.1%
90	Mattel, Inc.(a)	1,620
33	YETI Holdings, Inc.(a)	1,302

		2,922

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.2%
5	Agilent Technologies, Inc.	$677
30	Illumina, Inc.(a)	6,167
10	Repligen Corp.(a)	1,516
3	Thermo Fisher Scientific, Inc.	1,665
1	West Pharmaceutical Services, Inc.	361

		10,386

	Machinery – 0.6%
14	AGCO Corp.	1,735
5	Caterpillar, Inc.	1,094
6	Cummins, Inc.	1,410
7	Deere & Co.	2,646
13	Dover Corp.	1,900
16	Fortive Corp.	1,009
49	Graco, Inc.	3,885
3	Illinois Tool Works, Inc.	726
29	ITT, Inc.	2,449
23	Oshkosh Corp.	1,760
32	PACCAR, Inc.	2,390
21	Parker-Hannifin Corp.	6,822
32	SPX Technologies, Inc.(a)	2,038
30	Terex Corp.	1,338
25	Toro Co.	2,607

		33,809

	Media – 0.5%
2	Cable One, Inc.	1,517
15	Charter Communications, Inc., Class A(a)	5,530
184	Comcast Corp., Class A	7,612
72	Interpublic Group of Cos., Inc.	2,573
41	Liberty Broadband Corp., Class C(a)	3,476
33	New York Times Co., Class A	1,312
27	Omnicom Group, Inc.	2,445
34	Paramount Global, Class B	793

		25,258

	Metals & Mining – 0.1%
32	Alcoa Corp.	1,189
92	Cleveland-Cliffs, Inc.(a)	1,415
28	Commercial Metals Co.	1,307
11	Newmont Corp.	521
10	Reliance Steel & Aluminum Co.	2,478

		6,910

	Mortgage Real Estate Investment Trusts (REITs) – 0.0%
139	Invesco Mortgage Capital, Inc.	1,475
80	KKR Real Estate Finance Trust, Inc.	859

		2,334

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – 0.1%
22	Consolidated Edison, Inc.	$2,166
8	DTE Energy Co.	899
4	WEC Energy Group, Inc.	385

		3,450

	Office REITs – 0.2%
198	Brandywine Realty Trust	778
100	Corporate Office Properties Trust	2,289
63	Douglas Emmett, Inc.	811
84	Easterly Government Properties, Inc.	1,182
114	Highwoods Properties, Inc.	2,613
28	Kilroy Realty Corp.	819

		8,492

	Oil, Gas & Consumable Fuels – 0.8%
148	Antero Midstream Corp.	1,592
39	Antero Resources Corp.(a)	897
163	APA Corp.	6,007
15	Chevron Corp.	2,529
97	CNX Resources Corp.(a)	1,506
79	ConocoPhillips	8,128
68	EOG Resources, Inc.	8,124
31	Exxon Mobil Corp.	3,668
29	HF Sinclair Corp.	1,279
98	Kinder Morgan, Inc.	1,681
17	ONEOK, Inc.	1,112
14	Phillips 66	1,386
47	Range Resources Corp.	1,243
180	Southwestern Energy Co.(a)	934
7	Valero Energy Corp.	803
34	Williams Cos., Inc.	1,029

		41,918

	Passenger Airlines – 0.1%
41	Alaska Air Group, Inc.(a)	1,782
61	Delta Air Lines, Inc.(a)	2,093
122	JetBlue Airways Corp.(a)	871

		4,746

	Personal Care Products – 0.0%
3	Estee Lauder Cos., Inc., Class A	740

	Pharmaceuticals – 0.7%
29	Bristol-Myers Squibb Co.	1,936
6	Eli Lilly & Co.	2,375
13	Jazz Pharmaceuticals PLC(a)	1,826
38	Johnson & Johnson	6,221
29	Merck & Co., Inc.	3,349
39	Novartis AG, ADR	4,000
34	Novo Nordisk AS, ADR	5,681
30	Perrigo Co. PLC	1,116
46	Pfizer, Inc.	1,789

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
100	Roche Holding AG, ADR	$3,922
18	Zoetis, Inc.	3,164

		35,379

	Professional Services – 0.3%
4	Automatic Data Processing, Inc.	880
13	Concentrix Corp.	1,255
21	Equifax, Inc.	4,376
17	Exponent, Inc.	1,565
23	Korn Ferry	1,104
9	Leidos Holdings, Inc.	839
15	ManpowerGroup, Inc.	1,136
4	Paychex, Inc.	439
4	Paycom Software, Inc.(a)	1,161
9	Paylocity Holding Corp.(a)	1,740

		14,495

	Real Estate Management & Development – 0.2%
104	CBRE Group, Inc., Class A(a)	7,973
12	Jones Lang LaSalle, Inc.(a)	1,668

		9,641

	Residential REITs – 0.1%
8	AvalonBay Communities, Inc.	1,443
9	Camden Property Trust	991
25	Equity Residential	1,581

		4,015

	Retail REITs – 0.1%
176	Brixmor Property Group, Inc.	3,754
57	National Retail Properties, Inc.	2,480
6	Simon Property Group, Inc.	680

		6,914

	Semiconductors & Semiconductor Equipment – 1.1%
27	Advanced Micro Devices, Inc.(a)	2,413
14	Analog Devices, Inc.	2,518
4	Broadcom, Inc.	2,506
13	Cirrus Logic, Inc.(a)	1,115
85	Intel Corp.	2,640
31	Lattice Semiconductor Corp.(a)	2,471
14	Micron Technology, Inc.	901
98	NVIDIA Corp.	27,194
9	Qorvo, Inc.(a)	829
56	QUALCOMM, Inc.	6,541
11	Silicon Laboratories, Inc.(a)	1,532
16	Synaptics, Inc.(a)	1,417
18	Texas Instruments, Inc.	3,009
10	Universal Display Corp.	1,335
18	Wolfspeed, Inc.(a)	838

		57,259

Shares	Description	Value (†)

Common Stocks – continued
	Software – 2.3%
22	Adobe, Inc.(a)	$8,306
7	ANSYS, Inc.(a)	2,198
6	Aspen Technology, Inc.(a)	1,062
54	Autodesk, Inc.(a)	10,519
4	Cadence Design Systems, Inc.(a)	838
7	Ceridian HCM Holding, Inc.(a)	444
35	Dynatrace, Inc.(a)	1,480
5	Intuit, Inc.	2,220
119	Microsoft Corp.	36,564
217	Oracle Corp.	20,554
13	Qualys, Inc.(a)	1,468
4	Roper Technologies, Inc.	1,819
89	Salesforce, Inc.(a)	17,655
2	ServiceNow, Inc.(a)	919
11	SPS Commerce, Inc.(a)	1,620
3	Synopsys, Inc.(a)	1,114
3	Tyler Technologies, Inc.(a)	1,137
55	Workday, Inc., Class A(a)	10,238

		120,155

	Specialized REITs – 0.1%
4	American Tower Corp.	818
6	Crown Castle, Inc.	739
1	Equinix, Inc.	724
31	VICI Properties, Inc.	1,052
20	Weyerhaeuser Co.	598

		3,931

	Specialty Retail – 0.3%
5	Asbury Automotive Group, Inc.(a)	967
11	Boot Barn Holdings, Inc.(a)	797
10	Dick’s Sporting Goods, Inc.	1,450
10	Five Below, Inc.(a)	1,974
12	Home Depot, Inc.	3,606
6	Lithia Motors, Inc.	1,325
4	Ross Stores, Inc.	427
23	TJX Cos., Inc.	1,813
13	Williams-Sonoma, Inc.	1,574

		13,933

	Technology Hardware, Storage & Peripherals – 0.3%
89	Apple, Inc.	15,102
38	Hewlett Packard Enterprise Co.	544
23	HP, Inc.	683

		16,329

	Textiles, Apparel & Luxury Goods – 0.3%
12	Crocs, Inc.(a)	1,484
5	Deckers Outdoor Corp.(a)	2,397
27	NIKE, Inc., Class B	3,421
23	PVH Corp.	1,974

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
328	Under Armour, Inc., Class A(a)	$2,909
163	Under Armour, Inc., Class C(a)	1,311

		13,496

	Trading Companies & Distributors – 0.1%
12	GATX Corp.	1,367
10	Watsco, Inc.	3,464

		4,831

	Water Utilities – 0.1%
19	American States Water Co.	1,686
7	American Water Works Co., Inc.	1,038
39	Essential Utilities, Inc.	1,665

		4,389

	Total Common Stocks (Identified Cost $1,270,297)	1,328,655

Principal Amount

Bonds and Notes – 21.2%
	Apartment REITs – 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,120

	Automotive – 0.3%
9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,709
2,000	Lear Corp., 4.250%, 5/15/2029	1,912
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,153

		16,774

	Banking – 3.5%
9,000	American Express Co., 3.700%, 8/03/2023	8,956
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,196
13,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	12,834
7,000	Bank of Nova Scotia, 3.400%, 2/11/2024	6,887
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,881
13,000	Citigroup, Inc., 4.600%, 3/09/2026	12,848
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,717
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,742
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,773

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	$3,738
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,831
6,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	5,331
10,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	9,357
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,852
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,823
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,868
7,000	State Street Corp., 2.400%, 1/24/2030	6,093
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,797
13,000	Truist Bank, 3.200%, 4/01/2024	12,717
14,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,432

		182,673

	Brokerage – 0.4%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,752
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,702

		20,454

	Building Materials – 0.4%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,297
14,000	Owens Corning, 3.950%, 8/15/2029	13,311

		19,608

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,832

	Diversified Manufacturing – 0.3%
12,000	Eaton Corp., 4.150%, 3/15/2033	11,544
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,435

		15,979

	Electric – 1.2%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,251

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$13,000	Duke Energy Corp., 3.750%, 4/15/2024	$12,789
15,000	Entergy Corp., 0.900%, 9/15/2025	13,665
7,000	Exelon Corp., 4.050%, 4/15/2030	6,720
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,337
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,788
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,697
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,689

		63,936

	Environmental – 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,813
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,837

		8,650

	Finance Companies – 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,560
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,189

		10,749

	Food & Beverage – 0.8%
11,000	Coca-Cola Co., 1.450%, 6/01/2027	10,004
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,839
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,440
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,764

		41,047

	Government Owned—No Guarantee – 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,939
18,000	Federal National Mortgage Association, 6.625%, 11/15/2030	21,496

		28,435

	Health Care REITs – 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,197

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.3%
$9,000	Elevance Health, Inc., 4.101%, 3/01/2028	$8,867
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,822

		17,689

	Healthcare – 0.5%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,887
6,000	Cigna Group, 3.750%, 7/15/2023	5,978
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,975
6,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	5,769
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,758
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,487

		27,854

	Integrated Energy – 0.4%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,634
7,000	Shell International Finance BV, 6.375%, 12/15/2038	8,151

		21,785

	Life Insurance – 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,007
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,498

		9,505

	Mortgage Related – 5.4%
13,219	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	11,001
32,830	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(b)	28,445
30,470	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	27,371
28,051	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	26,068
47,955	Federal National Mortgage Association, 2.000%, with various maturities in 2051(b)	39,981
63,513	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(b)	55,024
50,529	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	45,774
25,098	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	23,417
14,358	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2052(b)	13,738

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$2,008	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	$1,994
13,380	Government National Mortgage Association, 3.000%, 6/20/2052	12,207

		285,020

	Natural Gas – 0.2%
13,000	NiSource, Inc., 0.950%, 8/15/2025	11,937

	Office REITs – 0.4%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,648
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,457
11,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	8,308

		22,413

	Other REITs – 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,749

	Pharmaceuticals – 0.5%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	13,678
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,255
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,783
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,072

		24,788

	Property & Casualty Insurance – 0.1%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,655

	Railroads – 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,452

	Restaurants – 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,650

	Retail REITs – 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,815
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,951

		6,766

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.3%
$5,000	Amazon.com, Inc., 3.875%, 8/22/2037	$4,683
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,106

		17,789

	Technology – 1.1%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,731
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,651
6,000	Intel Corp., 2.450%, 11/15/2029	5,291
11,000	International Business Machines Corp., 4.000%, 6/20/2042	9,433
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,503
11,000	Oracle Corp., 2.950%, 5/15/2025	10,599
16,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,904

		56,112

	Treasuries – 2.6%
19,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	11,076
14,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	11,163
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	9,555
25,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	21,952
25,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	21,855
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	14,926
19,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	16,740
33,000	U.S. Treasury Notes, 0.375%, 11/30/2025	30,221

		137,488

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,355

	Wireless – 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,773

	Wirelines – 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,983

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – continued
$10,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	$10,065

		13,048

	Total Bonds and Notes (Identified Cost $1,216,492)	1,112,282

Shares

Exchange-Traded Funds – 3.3%
2,374	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $162,424)	175,177

Mutual Funds – 4.8%
6,015	WCM Focused Emerging Markets Fund, Institutional Class	78,499
7,915	WCM Focused International Growth Fund, Institutional Class	173,017

	Total Mutual Funds (Identified Cost $275,257)	251,516

Affiliated Mutual Funds – 43.1%
87,429	Loomis Sayles Inflation-Protected Securities Fund, Class N	870,790
58,588	Loomis Sayles Limited Term Government and Agency Fund, Class N	632,746
69,879	Mirova Global Green Bond Fund, Class N	577,898
14,671	Mirova International Sustainable Equity Fund, Class N	173,563

	Total Affiliated Mutual Funds (Identified Cost $2,497,024)	2,254,997

Principal Amount

Short-Term Investments – 2.7%
$141,004	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $141,029 on 5/01/2023 collateralized by $131,100 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $144,212 including accrued interest(d) (Identified Cost $141,004)	141,004

	Total Investments – 100.5% (Identified Cost $5,562,498)	5,263,631
	Other assets less liabilities – (0.5)%	(28,218)

	Net Assets – 100.0%	$5,235,413

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $7,389 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$863,879	$29,263	$31,243	$(2,957)	$11,848	$870,790	87,429	$2,930
Loomis Sayles Limited Term Government and Agency Fund, Class N	633,755	21,048	23,260	(1,192)	2,395	632,746	58,588	5,742
Mirova Global Green Bond Fund, Class N	579,164	19,203	19,889	(4,444)	3,864	577,898	69,879	—
Mirova International Sustainable Equity Fund, Class N	184,929	280	16,101	875	3,580	173,563	14,671	279

	$2,261,727	$69,794	$90,493	$(7,718)	$21,687	$2,254,997	230,567	$8,951

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,328,655	$—	$—	$1,328,655
Bonds and Notes*	—	1,112,282	—	1,112,282
Exchange-Traded Funds	175,177	—	—	175,177
Mutual Funds	251,516	—	—	251,516
Affiliated Mutual Funds	2,254,997	—	—	2,254,997
Short-Term Investments	—	141,004	—	141,004

Total	$4,010,345	$1,253,286	$—	$5,263,631

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Fixed Income	61.0%
Equity	36.8
Short-Term Investments	2.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%